Other Expenses (Tables)	9 Months Ended
Sep. 30, 2022
Schedule of other expenses [Abstract]
Schedule of other expenses
	Nine months ended September 30,
	2021	2022
	RMB	RMB
Advertising and promotion expenses	22,645,530	29,003,981
Litigation and Attorney fees	14,292,490	12,776,243
Consulting fees	7,082,325	7,953,685
Entertainment and travelling expenses	7,136,849	6,837,373
Office and commute expenses	6,767,838	5,531,007
Directors and officers liability insurance	2,664,241	2,382,305
Depreciation and amortization	3,095,009	1,800,560
Communication expenses	3,249,141	1,721,714
Research and development expenses	1,233,165	415,703
Others	6,417,874	4,606,659

Total	74,584,462	73,029,230